Consolidated Statements of Cash Flows - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net profit before tax	kr 3,983	kr 5,904	kr 2,859
Reversal of financial items, net	(965)	409	(221)
Adjustment for non-cash transactions	526	459	291
Change in operating assets and liabilities	(770)	987	(1,218)
Cash flows from operating activities before financial items	2,774	7,759	1,711
Interest received	208	170	111
Interest elements of lease payments	(12)	(9)	(7)
Interest paid		(11)	(13)
Corporate taxes paid	(742)	(1,476)	(476)
Net cash provided by operating activities	2,228	6,433	1,326
Cash flows from investing activities:
Investment in intangible assets			(32)
Investment in tangible assets	(252)	(307)	(79)
Marketable securities bought	(15,514)	(12,414)	(5,812)
Marketable securities sold	14,469	10,370	3,940
Other investments bought	(102)
Other investments sold	438
Net cash (used in) investing activities	(961)	(2,351)	(1,983)
Cash flows from financing activities:
Warrants exercised	135	140	65
Shares issued for cash			3,873
Costs related to issuance of shares			(238)
Principal elements of lease payments	(58)	(44)	(31)
Purchase of treasury shares	(447)
Payment of withholding taxes on behalf of employees on net settled RSUs	(50)	(25)	(9)
Net cash provided by (used in) financing activities	(420)	71	3,660
Changes in cash and cash equivalents	847	4,153	3,003
Cash and cash equivalents at the beginning of the period	7,260	3,552	533
Exchange rate adjustments	850	(445)	16
Cash and cash equivalents at the end of the period	8,957	7,260	3,552
Cash and cash equivalents include:
Bank deposits	8,661	5,054	2,884
Short-term marketable securities	kr 296	kr 2,206	kr 668